Employee Future Benefits - Contributions (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Registered
Disclosure of defined benefit plans [line items]
Expected employer contributions	$ 4
Supplemental Pension Plan
Disclosure of defined benefit plans [line items]
Expected employer contributions	5
Other
Disclosure of defined benefit plans [line items]
Expected employer contributions	1
Total
Disclosure of defined benefit plans [line items]
Expected employer contributions	$ 10